EMPLOYMENT	12 Months Ended
Dec. 31, 2025
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Abstract]
EMPLOYMENT
3.	EMPLOYMENT

The average number of persons employed by the Group in continuing operations is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Research and development	26	33	23
Administration and sales	71	82	99
Manufacturing and quality	190	286	258

	287	401	380

The average number of employees, including discontinued operations, was 287 (2024: 401; 2023: 383).

Employment costs charged in the consolidated statement of operations for continuing operations are analysed as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Wages and salaries	18,804	25,570	23,718
Social welfare costs	1,916	2,219	2,061
Pension costs	355	451	508
Share-based payments	324	1,316	2,069
Transformation cost	153	596	485

	21,552	30,152	28,841

Total employment costs, inclusive of amounts capitalised for wages and salaries, social welfare costs and pension costs, for the year ended December 31, 2025, amounted to US$24,046,000 (2024: US$33,584,000) (2023: US$29,975,000). Total share-based payments amounted to US$324,000 for the year ended December 31, 2025 (2024: US$1,316,000) (2023: US$2,069,000). See Note 20 for further details.

Employment costs including discontinued operations, are analysed as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
	US$‘000	US$‘000	US$‘000
Wages and salaries	18,804	25,570	24,343
Social welfare costs	1,916	2,219	2,097
Pension costs	355	451	510
Share-based payments	324	1,316	2,069
Transformation cost	153	596	485

	21,552	30,152	29,504

The Group operates defined contribution pension schemes for certain of its full-time employees. The benefits under these schemes are financed by both Group and employee contributions. Total contributions made by the Group in the financial year and charged against income in respect of continuing operations amounted to US$355,000 (2024: US$451,000) (2023: US$508,000). The pension accrual for the Group at December 31, 2025 was US$147,000 (2024: US$nil) (2023: US$56,000).